Cover	12 Months Ended
Jul. 31, 2026
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed primarily for the purposes of (a) disclosing Oasis' updated slate of two (2) director nominees - Mr. Chapek and Mr. Hudson - for election at the Annual Meeting, (b) removing Mr. Roberts and Ms. Street as nominees from the Original Definitive Proxy Card, (c) referencing the gold color proxy card to be used by Mr. Meyer in his solicitation, and (d) adding recent material updates to the "Background to Solicitation" section of the Original Definitive Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	VAIL RESORTS, INC.
Entity Central Index Key	0000812011